Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Growth Stock Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	trpgsfi_SupplementTextBlock	T. Rowe Price Growth Stock Fund

T. Rowe Price Growth Stock Fund–Advisor Class

T. Rowe Price Growth Stock Fund–R Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

The following information amends the summary prospectus and prospectus, each dated May 1, 2013, and supersedes the supplement dated August 16, 2013.

On October 22, 2013, the Growth Stock Fund’s shareholders approved the proposed amendment to the fund’s investment objective. Accordingly, the investment objective is revised as follows:

The fund seeks long-term capital growth through investments in stocks.

In the first paragraph under “Principal Investment Strategies,” the following sentence is added:

The fund generally seeks investments in stocks of large-capitalization companies.

T. Rowe Price Growth Stock Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpgsfi_SupplementTextBlock	T. Rowe Price Growth Stock Fund

T. Rowe Price Growth Stock Fund–Advisor Class

T. Rowe Price Growth Stock Fund–R Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

The following information amends the summary prospectus and prospectus, each dated May 1, 2013, and supersedes the supplement dated August 16, 2013.

On October 22, 2013, the Growth Stock Fund’s shareholders approved the proposed amendment to the fund’s investment objective. Accordingly, the investment objective is revised as follows:

The fund seeks long-term capital growth through investments in stocks.

In the first paragraph under “Principal Investment Strategies,” the following sentence is added:

The fund generally seeks investments in stocks of large-capitalization companies.